Leases - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases
Operating cash outflows from operating leases	¥ 2,385,552		¥ 2,220,978
Operating cash outflows from finance leases (interest payments)	2,208		2,122
Financing cash outflows from finance leases	37,854	$ 5,186	37,511	¥ 27,489
Right-of-use assets obtained in exchange for lease liabilities	¥ 3,698,231		¥ 6,339,111